Other payables (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Payables [Abstract]
Accruals	£ 13,583	£ 5,259
Other payables	645	931
Other taxation and social security	2,714	2,213
Corporation tax	45	6
Other Payables	£ 16,987	£ 8,409